pioneer
                            The one to remember.(SM)

                                     PIONEER
                                     -------
                                     EUROPE
                                     SELECT
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/02

                                 [PIONEER LOGO]
                              --------------------
                              One goal. Yours.(SM)

 Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                     1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               6

Schedule of Investments                                                       9

Financial Statements                                                         13

Notes to Financial Statements                                                20

Trustees, Officers and Service Providers                                     25

Retirement Plans from Pioneer                                                26

Programs and Services for Pioneer Shareowners                                28

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 2/28/02
--------------------------------------------------------------------------------

Dear Fellow Shareowners,
--------------------------------------------------------------------------------
The market's renewed vigor since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates, lower taxes and falling energy costs have been keys to the optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock from September 11 and, for the most part, moved closer to normalcy. A mild upturn now appears to be underway according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. Speaking before Congress in early March, Fed Chairman Alan Greenspan cited encouraging signs of improving economic output, among them a pickup in manufacturing, ongoing reduction in corporate inventories and an increase in overall demand in most - but not all - sectors.

Shifts in the economic weather sometimes lead us to shift our ground - we're tempted to step indoors when the outlook is cloudy, and to rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's the basic lessons of sound investing: a long-term view and diversification. Jumping in and out of the market with each variation in climate is no more than guesswork. It is not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Another lesson may have struck you as you filed this year's tax returns: many of us pay more in federal income taxes than we need to. Although April 15 has come and gone, consider making an appointment to go over this year's return with a qualified professional. You could uncover several ideas for cutting next year's bill, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer and our tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. And for questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor. In times like these, the value of a good advisor is magnified.

All of us at Pioneer appreciate your continued business.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/02
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

Financials                                28%
Basic Materials                           19%
Consumer Cyclicals                        12%
Energy                                    10%
Consumer Staples                          10%
Technology                                 8%
Capital Goods                              6%
Communication Services                     4%
Health Care                                3%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

France                                    22%
United Kingdom                            21%
Germany                                   15%
Netherlands                                9%
Spain                                      8%
Switzerland                                7%
Italy                                      6%
Ireland                                    5%
Finland                                    4%
Denmark                                    3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    Porsche AG Designs                                6.04%
 2.    Aventis SA                                        5.61
 3.    BNP Paribas                                       4.70
 4.    Muenchener Ruekverischerungs Gesellschaft AG      4.52
 5.    Nestle SA (Registered Shares)                     4.14
 6.    ENI S.p.A.                                        4.10
 7.    Groupo Dragados SA                                4.10
 8.    Vodafone Group Plc                                4.05
 9.    Nokia Oyj                                         4.04
10.    Indra Sistemas SA                                 4.00

2 Fund holdings will vary for other periods.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $8.11     $8.15

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                          $0.099            -               -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2002)

                   Net Asset    Public Offering
Period               Value          Price*
 Life-of-Class
 (12/29/00)         -15.52%         -19.69%
 1-Year              -8.59%         -13.86%


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                        MSCI              Pioneer Europe
                    Europe Index           Select Fund*
12/31/2000              9425                  10000

                        9171                  10005

                        8464                   9127

                        7842                   8446

4/30/2001               8341                   9046

                        7945                   8605

                        7691                   8279

                        7719                   8300

                        7681                   8084

9/30/2001               7097                   7278

                        7276                   7509

                        7634                   7810

                        7928                   8010

                        7613                   7591

2/28/2002               7737                   7590

The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $8.16     $8.13

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Europe Select Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2002)

                     If         If
Period              Held     Redeemed*
 Life-of-Class
 (12/29/00)       -15.95%     -18.84%
 1-Year            -9.13%     -12.77%


* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                        MSCI              Pioneer Europe
                    Europe Index           Select Fund*
12/31/2000              10000                 10000

                         9740                 10005

                         8980                  9127

                         8320                  8446

4/30/2001                8840                  9046

                         8420                  8605

                         8150                  8279

                         8170                  8300

                         8130                  8084

9/30/2001                7510                  7278

                         7700                  7509

                         8070                  7810

                         8370                  8010

                         8030                  7591

2/28/2002                7834                  7590

The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $8.17     $8.14

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of February 28, 2002)

                   Net Asset    Public Offering
Period               Value        Price/CDSC*
 Life-of-Class
 (12/29/00)         -15.87%         -16.58%
 1-Year              -9.12%         -10.02%

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge
  (CDSC) applies to investments sold within one year of purchase.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                        MSCI              Pioneer Europe
                    Europe Index           Select Fund*
12/31/2000              10000                 9901

                        10005                 9653

                         9127                 8901

                         8446                 8257

4/30/2001                9046                 8772

                         8605                 8356

                         8279                 8089

                         8300                 8109

                         8084                 8059

9/30/2001                7278                 7436

                         7509                 7624

                         7810                 7990

                         8010                 8287

                         7591                 7960

2/28/2002                7590                 8089

The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/02
--------------------------------------------------------------------------------

European equity markets generally declined during the six months ended February 28, 2002. However, as the period progressed, investors began to gain confidence that interest rate cuts by the major central banks in the United States and Europe would begin to stimulate economic growth and corporate profits. In the following interview, Andrew Arbuthnott discusses the events and factors that affected your Fund's performance during the six-month period. Mr. Arbuthnott is a member of the team at Pioneer Investment Management in Dublin, Ireland that is responsible for the Fund's day-to-day management.

Q:  How did the Fund perform during the six months ended February 28, 2002?

A: Overcoming a challenging investment environment, Pioneer Europe Select Fund had positive performance during the period, outperforming the overall European market. The Fund's Class A shares had a total return of 0.72% for the period, while Class B and Class C shares each had returns of 0.37%, all at net asset value. The MSCI Europe Index had a total return of -6.12% during the same period.

Q:  What was the investment environment like during the six months?

A: In general, the slowing of economic growth and the reaction to the terrorist attacks on September 11th undermined investor confidence in equities. However, the central banks in the United States and Europe intervened aggressively to restore consumer confidence and stimulate investments by lowering-short term interest rates. This contributed to positive performance by individual stocks, especially in the final weeks of the period. In the overall market, the better-performing sectors included food and beverages, basic materials and technology hardware, while diversified financial, insurance, media and the utility industries, including telecommunications services, tended to perform poorly.

Q:  What were the primary factors that influenced the Fund's performance?

A: Good stock selection helped the Fund withstand the worst effects of a difficult period in European equity markets. We assemble the Fund's portfolio based on our fundamental analysis of the value and opportunities represented by individual stocks, rather than by any macroeconomic decisions about how different industries or

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    sectors are likely to perform. The Fund's better performing selections included the German automobile company Porsche, which gained 31% during the six months, the French media company Publicis, which appreciated 17%, and Deutsche Boerse, the German stock exchange corporation, which gained 19%. (Performance cited is in euro terms.) Other positive contributors included the French banks BNP and Societe Generale, and Wolseley, a United Kingdom-based distributor of building materials and heating products.

    We emphasized basic materials stocks, which performed very well as a group. Our holdings included Rio Tinto, a British metals and mining company and Air Liquide, a French industrial gases corporation. Investments in the capital goods industry also supported fund performance.

    An emphasis on diversified financial corporations detracted from overall performance, although good stock selection within the industry helped mute the effects of the industry's poor performance. One of our biggest disappointments was an investment in Philips, the Dutch consumer electronics company, which we have sold.

Q:  How would you describe your overall strategy?

A: Our philosophy is to have a concentrated portfolio of stocks, with the greatest weightings in companies in which we see the best long-term opportunities and in which we have the greatest conviction. Typically, we hold 30 or fewer stocks. We focus on fundamental research into companies, emphasizing stocks of well managed and well financed companies where the price is attractive relative to the potential return the company is able to generate on its capital. Because our methodology is stock-driven, the Fund's concentrations in different industries or sectors may be significantly different to their representations in the MSCI Europe Index. Compared to the Index, we also may have more investments in small-and mid-cap stocks. We have a long-term approach and target a lower level of portfolio turnover than many competitive funds. When we do sell a holding, it typically has either reached its stock price target, has turned into a disappointment or it is being supplanted by a new investment in which we have more confidence.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/02                            (continued)
--------------------------------------------------------------------------------

Q:  What are some examples of investments that illustrate that strategy?

A: Porsche, the Fund's largest holding at the end of the six-month period, is a good example. This maker of luxury cars is able to generate growth despite a slowing economy by focusing on its niches and introducing attractive new vehicles to targeted customer groups. It currently is preparing for the introduction of a new, high-end sports utility vehicle. Deutsche Boerse, which we bought when it was a mid-cap company, has had excellent earnings growth despite a declining stock market. The Company has become a major player in the market for derivative securities, especially bond futures. A more recent mid-cap investment was the Anglo Irish Bank. We invested in January when its stock was selling at a price/earnings ratio of 10, and yet its earnings were growing at an annual rate of between 15% and 20%. The bank focused on financing small- and mid-sized companies, predominately in Ireland but also in the United Kingdom.

Q:  What is your investment outlook?

A: We think European equity prices could rebound during 2002. In general, stock prices are more consistent than in the past few years with the underlying fundamentals of companies and are relatively reasonable. At the same time, corporations have focused on reducing their expenses and are poised to show good earnings growth as the effects of the interest-rate cuts begin to stimulate the economy. We think markets may continue to be volatile in the short term, as investors worry about the reliability of financial statements in the wake of the Enron and Global Crossing bankruptcies. Longer term, however, we think investors will focus on the prospects for improved corporate profitability in a rising economy.

    In the current environment, we are placing additional emphasis on companies with clear financial accounts. We have overweighted basic materials, automobile, food and beverages and software services stocks, while de-emphasizing pharmaceuticals, telecommunications services and utility companies.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

Shares                                                       Value
           PREFERRED STOCKS - 6.0%
           Consumer Cyclicals - 6.0%
           Automobiles - 6.0%
    70     Porsche AG Designs                             $ 30,337
                                                          --------
           TOTAL PREFERRED STOCKS
           (Cost $20,323)                                 $ 30,337
                                                          --------
           COMMON STOCKS - 94.0%
           Basic Materials - 18.9%
           Chemicals (Diversified) - 7.9%
   261     Akzo Nobel NV                                  $ 11,526
   379     Aventis SA                                       28,141
                                                          --------
                                                          $ 39,667
                                                          --------
           Chemicals (Specialty) - 2.2%
    77     Air Liquide SA*                                $ 10,888
                                                          --------
           Construction (Cement & Aggregates) - 5.3%
    99     CRH Plc                                        $  1,650
   531     CRH Plc                                           8,966
   184     Lafarge SA                                       15,853
                                                          --------
                                                          $ 26,469
                                                          --------
           Metals Mining - 3.5%
   873     Rio Tinto Plc                                  $ 17,523
                                                          --------
           Total Basic Materials                          $ 94,547
                                                          --------
           Capital Goods - 6.0%
           Engineering & Construction - 6.0%
 1,340     Autostrade S.p.A.*                             $  9,770
 1,656     Grupo Dragados SA                                20,577
                                                          --------
                                                          $ 30,347
                                                          --------
           Total Capital Goods                            $ 30,347
                                                          --------
           Communication Services - 4.1%
           Cellular/Wireless Telecommunications - 4.1%
10,682     Vodafone Group Plc*                            $ 20,309
                                                          --------
           Total Communication Services                   $ 20,309
                                                          --------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
             Consumer Cyclicals - 6.1%
             Hardware & Tools - 3.1%
   1,837     Wolseley Ord                                 $ 15,541
                                                          --------
             Services (Advertising/Marketing) - 3.0%
     568     Publicis SA                                  $ 15,011
                                                          --------
             Total Consumer Cyclicals                     $ 30,552
                                                          --------
             Consumer Staples - 9.5%
             Foods - 5.9%
      75     Groupe Danone*                               $  8,637
      94     Nestle SA (Registered Shares)                  20,777
                                                          --------
                                                          $ 29,414
                                                          --------
             Tobacco - 3.6%
   1,969     British American Tobacco Plc                 $ 18,175
                                                          --------
             Total Consumer Staples                       $ 47,589
                                                          --------
             Energy - 10.3%
             Oil & Gas (Refining & Marketing) - 2.6%
     257     Royal Dutch Petroleum Co.                    $ 13,274
                                                          --------
             Oil (Domestic Integrated) - 3.6%
   4,301     BG Group Plc*                                $ 17,844
                                                          --------
             Oil (International Integrated) - 4.1%
   1,500     ENI S.p.A.                                   $ 20,600
                                                          --------
             Total Energy                                 $ 51,718
                                                          --------
             Financials - 28.0%
             Banks (Major Regional) - 5.4%
   1,069     Danske Bank*                                 $ 16,193
     181     Societe Generale*                              10,720
                                                          --------
                                                          $ 26,913
                                                          --------
             Banks (Money Center) - 10.1%
   3,090     Anglo Irish Bank Corp.*                      $ 13,111
     479     Barclays Plc                                   14,083
     486     BNP Paribas SA*                                23,587
                                                          --------
                                                          $ 50,781
                                                          --------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                            Value
           Financial (Diversified) - 8.0%
    198    Deutsche Boerse AG                                                  $  7,972
    843    Fortis NV*                                                            18,753
    291    UBS AG*                                                               13,470
                                                                               --------
                                                                               $ 40,195
                                                                               --------
           Insurance (Multi-Line) - 4.5%
     93    Muenchener Rueckversicherungs Gesellschaft AG*                      $ 22,699
                                                                               --------
           Total Financials                                                    $140,588
                                                                               --------
           Health Care - 3.1%
           Health Care (Specialized Services) - 3.1%
    301    Fresenius Medical Care                                              $ 15,690
                                                                               --------
           Total Health Care                                                   $ 15,690
                                                                               --------
           Technology - 8.0%
           Communications Equipment - 4.0%
    953    Nokia Oyj                                                           $ 20,275
                                                                               --------
           Computers (Software & Services) - 4.0%
  2,449    Indra Sistemas SA                                                   $ 20,105
                                                                               --------
           Total Technology                                                    $ 40,380
                                                                               --------
           TOTAL COMMON STOCKS
           (Cost $458,147)                                                     $471,720
                                                                               --------
           TOTAL INVESTMENT IN SECURITIES - 100%
           (Cost $478,470)(a)(b)                                               $502,057
                                                                               ========

*   Non-income producing security.

(a) At February 28, 2002, the net unrealized gain on investments based on cost for federal income tax purposes of $481,613 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over cost                                     $  37,270

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                   (16,826)
                                                                              ---------
    Net unrealized gain                                                       $  20,444
                                                                              =========

The accompanying notes are an integral part of these financial statements.   11

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(b) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:
    France                                                                   22%
    United Kingdom                                                           21%
    Germany                                                                  15%
    Netherlands                                                               9%
    Spain                                                                     8%
    Switzerland                                                               7%
    Italy                                                                     6%
    Ireland                                                                   5%
    Finland                                                                   4%
    Denmark                                                                   3%
                                                                            ---
                                                                            100%

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2002 aggregated $282,673 and $299,091, respectively.

12    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
BALANCE SHEET 2/28/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $478,470)                    $502,057
  Cash                                                                    24,037
  Foreign currencies, at value                                             2,942
  Receivables -
     Investment securities sold                                            4,349
     Fund shares sold                                                        201
     Dividends, interest and foreign taxes withheld                          995
     Forward foreign currency settlement hedge contracts - net                32
  Due from Pioneer Investment Management, Inc.                            20,226
  Prepaid expenses                                                        14,528
                                                                        --------
       Total assets                                                     $569,367
                                                                        --------
LIABILITIES:
  Payables -
     Investment securities purchased                                    $  2,942
  Due to affiliates                                                        3,259
  Accrued expenses                                                        24,877
                                                                        --------
       Total liabilities                                                $ 31,078
                                                                        --------
NET ASSETS:
  Paid-in capital                                                       $625,637
  Accumulated net investment loss                                         (3,778)
  Accumulated net realized loss on investments and foreign
     currency transactions                                              (107,198)
  Net unrealized gain on investments                                      23,587
  Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies           41
                                                                        --------
       Total net assets                                                 $538,289
                                                                        ========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $267,261/32,971 shares)                             $   8.11
                                                                        ========
  Class B (based on $163,217/19,990 shares)                             $   8.16
                                                                        ========
  Class C (based on $107,811/13,193 shares)                             $   8.17
                                                                        ========
MAXIMUM OFFERING PRICE:
  Class A                                                               $   8.60
                                                                        ========
  Class C                                                               $   8.25
                                                                        ========

The accompanying notes are an integral part of these financial statements.   13

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $508)             $  1,215
  Interest                                                           337
                                                                --------
     Total investment income                                                   $  1,552
                                                                               --------
EXPENSES:
  Management fees                                               $  2,619
  Transfer agent fees
     Class A                                                         693
     Class B                                                          79
     Class C                                                          19
  Distribution fees
     Class A                                                         307
     Class B                                                         789
     Class C                                                         600
  Administrative fees                                             17,894
  Custodian fees                                                  17,584
  Registration fees                                               17,367
  Professional fees                                               12,733
  Printing                                                        26,429
  Fees and expenses of nonaffiliated trustees                      4,322
  Miscellaneous                                                    2,888
                                                                --------
     Total expenses                                                            $104,323
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                            (99,024)
     Less fees paid indirectly                                                       (4)
                                                                               --------
     Net expenses                                                              $  5,295
                                                                               --------
       Net investment loss                                                     $ (3,743)
                                                                               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
     Investments                                                $(41,201)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies            (256)      $(41,457)
                                                                --------       --------
  Change in net unrealized gain (loss) from:
     Investments                                                $ 54,915
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies            (287)      $ 54,628
                                                                --------       --------
     Net gain on investments and foreign currency
       transactions                                                            $ 13,171
                                                                               --------
     Net increase in net assets resulting from operations                      $  9,428
                                                                               ========

14    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02 and the Period from 12/29/00
(Commencement of Operations) to 8/31/01

                                                         Six Months Ended   12/29/00
                                                             2/28/02           to
                                                           (unaudited)       8/31/01
FROM OPERATIONS:
Net investment income (loss)                                $  (3,743)      $  2,083
Net realized loss on investments and foreign currency
  transactions                                                (41,457)       (65,518)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                            54,628        (31,000)
                                                            ---------       --------
  Net increase (decrease) in net assets resulting from
     operations                                             $   9,428       $(94,435)
                                                            ---------       --------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
  Class A ($0.10 and $0.00 per share)                       $  (3,032)      $     --
                                                            ---------       --------
  Total distributions to shareowners                        $  (3,032)      $     --
                                                            ---------       --------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 136,858       $365,358
Reinvestment of distributions                                   2,039             --
Cost of shares repurchased                                   (135,914)       (42,013)
                                                            ---------       --------
  Net increase in net assets resulting from fund
     share transactions                                     $   2,983       $323,345
                                                            ---------       --------
  Net increase in net assets                                $   9,379       $228,910
NET ASSETS:
Beginning of period                                           528,910        300,000
                                                            ---------       --------
End of period (including accumulated undistributed net
  investment income (loss) of ($3,778), and $2,997,
  respectively)                                             $ 538,289       $528,910
                                                            =========       ========



The accompanying notes are an integral part of these financial statements.   15

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02 and the Period from 12/29/00
(Commencement of Operations) to 8/31/01

                                    '02 Shares      '02 Amount
                                   (unaudited)     (unaudited)     '01 Shares     '01 Amount
CLASS A*
Shares sold                            4,558         $  36,274       26,003        $237,867
Reinvestment of distributions            251             2,039           --              --
Less shares repurchased               (4,500)          (34,833)      (3,341)        (27,856)
                                     -------         ---------       ------        --------
  Net increase                           309         $   3,480       22,662        $210,011
                                     =======         =========       ======        ========
CLASS B*
Shares sold                            1,119         $   8,972        9,946        $ 91,172
Less shares repurchased                 (578)           (4,583)        (497)         (4,073)
                                     -------         ---------       ------        --------
  Net increase                           541         $   4,389        9,449        $ 87,099
                                     =======         =========       ======        ========
CLASS C*
Shares sold                           12,478         $  91,612        4,090        $ 36,319
Less shares repurchased              (12,139)          (96,498)      (1,236)        (10,084)
                                     -------         ---------       ------        --------
  Net increase (decrease)                339         $  (4,886)       2,854        $ 26,235
                                     =======         =========       ======        ========

*Fund shares were first publicly offered on January 2, 2001.

16    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02
--------------------------------------------------------------------------------

                                                           Six Months         12/29/00
                                                              Ended              to
                                                             2/28/02           8/31/01
                                                           (unaudited)
CLASS A(a)
Net asset value, beginning of period                        $   8.15          $ 10.00
                                                            --------          -------
Increase (decrease) from investment operations:
  Net investment income (loss)                              $  (0.23)         $  0.05
  Net realized and unrealized gain (loss) on
     investments and foreign currency transactions              0.29            (1.90)
                                                            --------          -------
     Net increase (decrease) from investment
       operations                                           $   0.06          $ (1.85)
                                                            --------          -------
Distributions to shareowners:
  Net investment income                                     $  (0.10)               -
                                                            --------          -------
Net decrease in net asset value                             $  (0.04)         $ (1.85)
                                                            --------          -------
Net asset value, end of period                              $   8.11          $  8.15
                                                            ========          =======
Total return*                                                   0.72%          (18.50)%
Ratio of net expenses to average net assets+                    1.75%**          1.76%**
Ratio of net investment income (loss) to average net
  assets+                                                      (1.16)%**         0.92%**
Portfolio turnover rate                                          114%**           135%
Net assets, end of period (in thousands)                    $    267          $   266
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
     Net expenses                                              40.32%**         39.42%**
     Net investment loss                                      (39.73)%**       (36.74)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
     Net expenses                                               1.75%**          1.75%**
     Net investment income (loss)                              (1.16)%**         0.93%**

(a) Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02                                       (continued)
--------------------------------------------------------------------------------

                                                           Six Months         12/29/00
                                                              Ended              to
                                                             2/28/02           8/31/01
                                                           (unaudited)
CLASS B(a)
Net asset value, beginning of period                         $  8.13          $ 10.00
                                                             -------          -------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $ (0.07)         $  0.02
  Net realized and unrealized gain (loss) on
     investments and foreign currency transactions              0.10            (1.89)
                                                             -------          -------
     Net increase (decrease) from investment
       operations                                            $  0.03          $ (1.87)
                                                             -------          -------
Net increase (decrease) in net asset value                   $  0.03          $ (1.87)
                                                             -------          -------
Net asset value, end of period                               $  8.16          $  8.13
                                                             =======          =======
Total return*                                                   0.37%          (18.70)%
Ratio of net expenses to average net assets+                    2.25%**          2.34%**
Ratio of net investment income (loss) to average net
  assets+                                                      (1.68)%**         0.29%**
Portfolio turnover rate                                          114%**           135%
Net assets, end of period (in thousands)                     $   163          $   158
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
     Net expenses                                              40.73%**         40.08%**
     Net investment loss                                      (40.16)%**       (37.45)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
     Net expenses                                               2.25%**          2.33%**
     Net investment income (loss)                              (1.68)%**         0.30%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

18    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           Six Months         12/29/00
                                                              Ended              to
                                                             2/28/02           8/31/01
                                                           (unaudited)
CLASS C(a)
Net asset value, beginning of period                         $  8.14          $ 10.00
                                                             -------          -------
Increase (decrease) from investment operations:
  Net investment income (loss)                               $ (0.08)         $  0.02
  Net realized and unrealized gain (loss) on
     investments and foreign currency transactions              0.11            (1.88)
                                                             -------          -------
     Net increase (decrease) from investment
       operations                                            $  0.03          $ (1.86)
                                                             -------          -------
Net increase (decrease) in net asset value                   $  0.03          $ (1.86)
                                                             -------          -------
Net asset value, end of period                               $  8.17          $  8.14
                                                             =======          =======
Total return*                                                   0.37%          (18.60)%
Ratio of net expenses to average net assets+                    2.28%**          2.08%**
Ratio of net investment income (loss) to average net
  assets+                                                      (1.65)%**         0.45%**
Portfolio turnover rate                                          114%**           135%
Net assets, end of period (in thousands)                     $   108          $   105
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
     Net expenses                                              37.66%**         40.11%**
     Net investment loss                                      (37.03)%**       (37.58)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
     Net expenses                                               2.28%**          2.07%**
     Net investment income (loss)                              (1.65)%**         0.46%**

(a) Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Select Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek capital growth by investing primarily in European equity securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Fund Shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the the Fund invests a significant portion of its investments in any one European region. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated in to U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    At February 28, 2002, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $4,381 and $4,349, respectively, resulting in a net receivable of $32.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Italiano) earned $141 in underwriting commissions on the sale of Fund shares during the period ended February 28, 2002.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS) , for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment advisor, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the $200 million; and 0.75% of the excess over $500 million.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administrative agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2002, $2,495 was payable to PIM related to management fees, administrative fees and certain other services.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $415 in transfer agent fees payable to PIMSS at February 28, 2002.

4. Distribution Plans

The Fund adopted Plans of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $449 in distribution fees payable to PFD at February 28, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2002, CDSCs in the amount of $434 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended February 28, 2002, the Fund's expenses were reduced by $4 under such arrangements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.             Vice President
Margaret B.W. Graham              Vincent Nave, Treasurer
Marguerite A. Piret               Joseph P. Barri, Secretary
Daniel T. Geraci
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

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Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund, and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER LOGO]

Pioneer Investment Management, Inc.                                11550-00-0302
60 State Street                              (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                   [Recycled Logo] Printed on Recycled Paper